Quarterly Holdings Report
for
Fidelity® Capital Appreciation Fund
July 31, 2022
CAF-NPRT3-0922
1.804834.118
Common Stocks - 99.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 10.6%
Entertainment - 3.1%
Universal Music Group NV	4,272,361	96,711
Warner Music Group Corp. Class A	2,923,400	87,702
		184,413
Interactive Media & Services - 5.6%
Alphabet, Inc.:
Class A (a)	1,666,140	193,805
Class C (a)	910,620	106,215
Bumble, Inc. (a)	510,700	19,366
Eventbrite, Inc. (a)	363,300	3,400
Meta Platforms, Inc. Class A (a)	93,902	14,940
Zoominfo Technologies, Inc. (a)	41,840	1,585
		339,311
Media - 1.9%
Charter Communications, Inc. Class A (a)	134,200	57,988
Innovid Corp. (a)(b)	337,444	898
Liberty Media Corp. Liberty Formula One Group Series C (a)(c)	835,300	56,608
		115,494
TOTAL COMMUNICATION SERVICES		639,218
CONSUMER DISCRETIONARY - 10.7%
Diversified Consumer Services - 0.3%
Laureate Education, Inc. Class A	1,646,119	19,490
Mister Car Wash, Inc. (a)(c)	159,889	1,855
		21,345
Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc. Class A (a)	287,600	31,918
Flutter Entertainment PLC (a)	147,000	14,729
Wingstop, Inc. (c)	140,600	17,741
		64,388
Internet & Direct Marketing Retail - 5.6%
Amazon.com, Inc. (a)	2,172,660	293,200
Lyft, Inc. (a)	1,035,500	14,352
Uber Technologies, Inc. (a)	1,242,100	29,127
		336,679
Multiline Retail - 0.3%
Dollarama, Inc.	292,900	17,752
Specialty Retail - 2.1%
Five Below, Inc. (a)	223,700	28,426
TJX Companies, Inc.	1,185,500	72,505
Victoria's Secret & Co. (a)	758,200	28,023
		128,954
Textiles, Apparel & Luxury Goods - 1.3%
LVMH Moet Hennessy Louis Vuitton SE	50,204	34,859
LVMH Moet Hennessy Louis Vuitton SE	23,738	16,537
Samsonite International SA (a)(d)	11,943,000	25,012
		76,408
TOTAL CONSUMER DISCRETIONARY		645,526
CONSUMER STAPLES - 5.6%
Beverages - 4.4%
Boston Beer Co., Inc. Class A (a)	66,183	25,178
Constellation Brands, Inc. Class A (sub. vtg.)	172,600	42,513
Keurig Dr. Pepper, Inc.	865,100	33,514
Monster Beverage Corp. (a)	599,738	59,746
The Coca-Cola Co.	1,618,300	103,846
		264,797
Household Products - 1.2%
Reckitt Benckiser Group PLC	899,923	72,997
TOTAL CONSUMER STAPLES		337,794
ENERGY - 4.0%
Energy Equipment & Services - 1.1%
Baker Hughes Co. Class A	1,717,600	44,125
Cactus, Inc.	142,000	5,906
Championx Corp.	298,700	6,240
Helmerich & Payne, Inc.	143,500	6,644
ProPetro Holding Corp. (a)	432,200	4,547
		67,462
Oil, Gas & Consumable Fuels - 2.9%
Canadian Natural Resources Ltd. (c)	845,700	46,683
Cheniere Energy, Inc.	480,700	71,903
Denbury, Inc. (a)	190,400	13,692
New Fortress Energy, Inc.	353,500	17,311
Range Resources Corp. (a)	696,100	23,020
		172,609
TOTAL ENERGY		240,071
FINANCIALS - 8.3%
Banks - 0.9%
M&T Bank Corp.	295,926	52,512
Capital Markets - 4.1%
CME Group, Inc.	445,538	88,876
Morgan Stanley	703,200	59,280
S&P Global, Inc.	259,300	97,738
		245,894
Insurance - 3.3%
American Financial Group, Inc.	268,700	35,920
Arthur J. Gallagher & Co.	459,841	82,307
BRP Group, Inc. (a)	475,200	13,101
Marsh & McLennan Companies, Inc.	424,400	69,585
		200,913
TOTAL FINANCIALS		499,319
HEALTH CARE - 18.6%
Biotechnology - 5.1%
Adamas Pharmaceuticals, Inc.:
rights (a)(e)	1,379,600	83
rights (a)(e)	1,379,600	83
Alnylam Pharmaceuticals, Inc. (a)	94,000	13,352
Applied Therapeutics, Inc. (a)	92,111	99
Beam Therapeutics, Inc. (a)	50,200	3,162
Cytokinetics, Inc. (a)	159,800	6,764
EQRx, Inc. (a)	334,595	1,824
Erasca, Inc.	139,673	1,053
Evelo Biosciences, Inc. (a)	379,400	801
Galapagos NV sponsored ADR (a)(c)	352,100	17,925
Gamida Cell Ltd. (a)(c)	1,122,170	1,874
Hookipa Pharma, Inc. (a)	916,200	1,255
Horizon Therapeutics PLC (a)	442,465	36,711
Prelude Therapeutics, Inc. (a)	24,000	120
Regeneron Pharmaceuticals, Inc. (a)	92,522	53,819
Seagen, Inc. (a)	217,000	39,056
Seres Therapeutics, Inc. (a)	330,500	1,358
Synlogic, Inc. (a)	951,500	929
Vertex Pharmaceuticals, Inc. (a)	419,900	117,744
Vor Biopharma, Inc. (a)	367,505	1,694
XOMA Corp. (a)(c)	296,000	6,956
		306,662
Health Care Equipment & Supplies - 0.9%
Edwards Lifesciences Corp. (a)	424,200	42,649
Insulet Corp. (a)	6,400	1,586
Nevro Corp. (a)	53,907	2,337
Penumbra, Inc. (a)	74,461	10,378
		56,950
Health Care Providers & Services - 6.6%
Guardant Health, Inc. (a)	354,788	17,800
HealthEquity, Inc. (a)	934,000	54,331
Option Care Health, Inc. (a)	604,000	20,294
Tenet Healthcare Corp. (a)	524,200	34,660
UnitedHealth Group, Inc.	496,592	269,322
		396,407
Health Care Technology - 1.0%
Certara, Inc. (a)	564,300	12,973
Change Healthcare, Inc. (a)	1,706,700	41,422
Doximity, Inc. (a)(c)	98,200	4,156
Simulations Plus, Inc. (c)	75,200	4,824
		63,375
Life Sciences Tools & Services - 3.4%
Bio-Techne Corp.	51,200	19,726
Bruker Corp.	493,748	33,846
Codexis, Inc. (a)	380,840	2,613
Danaher Corp.	204,539	59,617
Nanostring Technologies, Inc. (a)	39,503	506
Thermo Fisher Scientific, Inc.	148,500	88,864
		205,172
Pharmaceuticals - 1.6%
Aclaris Therapeutics, Inc. (a)	218,000	3,359
AstraZeneca PLC sponsored ADR	611,800	40,520
Revance Therapeutics, Inc. (a)	258,300	4,009
Sanofi SA	505,900	50,273
		98,161
TOTAL HEALTH CARE		1,126,727
INDUSTRIALS - 8.1%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc. (a)	57,400	6,325
Northrop Grumman Corp.	139,900	66,998
The Boeing Co. (a)	287,700	45,833
		119,156
Electrical Equipment - 0.8%
Bloom Energy Corp. Class A (a)(c)	123,200	2,492
Ceres Power Holdings PLC (a)	1,374,300	10,115
Generac Holdings, Inc. (a)	109,973	29,506
Vestas Wind Systems A/S	270,000	7,097
		49,210
Machinery - 1.6%
Chart Industries, Inc. (a)(c)	58,900	11,491
Ingersoll Rand, Inc.	1,748,985	87,099
		98,590
Professional Services - 2.7%
ASGN, Inc. (a)	136,700	14,184
Clarivate Analytics PLC (a)(c)	583,700	8,458
Experian PLC	1,058,961	37,077
KBR, Inc.	1,684,600	89,671
Kforce, Inc.	57,400	3,780
Upwork, Inc. (a)	451,456	8,379
		161,549
Trading Companies & Distributors - 1.0%
Ferguson PLC	481,500	60,338
TOTAL INDUSTRIALS		488,843
INFORMATION TECHNOLOGY - 27.1%
Electronic Equipment & Components - 0.4%
Teledyne Technologies, Inc. (a)	64,500	25,245
IT Services - 1.9%
Cloudflare, Inc. (a)	199,500	10,039
MasterCard, Inc. Class A	210,000	74,296
MongoDB, Inc. Class A (a)	93,419	29,191
Snowflake, Inc. (a)	23,900	3,583
		117,109
Semiconductors & Semiconductor Equipment - 5.4%
Aixtron AG	644,400	16,551
Allegro MicroSystems LLC (a)	160,200	3,978
Analog Devices, Inc.	264,500	45,483
ASML Holding NV	46,599	26,768
Enphase Energy, Inc. (a)	183,395	52,117
NVIDIA Corp.	144,236	26,198
NXP Semiconductors NV	4,400	809
Qualcomm, Inc.	513,447	74,481
SiTime Corp. (a)	26,100	4,854
SolarEdge Technologies, Inc. (a)	100,141	36,064
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	171,800	15,201
Universal Display Corp.	199,328	23,014
		325,518
Software - 15.7%
Adobe, Inc. (a)	238,324	97,741
Confluent, Inc. (a)(c)	296,600	7,548
Epic Games, Inc. (a)(b)(e)	4,584	4,263
GitLab, Inc.	15,600	895
HashiCorp, Inc. (c)	224,300	8,129
Intuit, Inc.	113,100	51,593
Manhattan Associates, Inc. (a)	189,848	26,706
Microsoft Corp.	2,057,010	577,484
Oracle Corp.	1,089,500	84,807
Palo Alto Networks, Inc. (a)	72,100	35,985
Synopsys, Inc. (a)	128,800	47,334
Volue A/S (a)	1,407,500	3,553
		946,038
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	1,369,408	222,542
TOTAL INFORMATION TECHNOLOGY		1,636,452
MATERIALS - 3.1%
Chemicals - 2.7%
Albemarle Corp.	170,200	41,582
CF Industries Holdings, Inc.	374,700	35,780
Sherwin-Williams Co.	258,535	62,550
The Chemours Co. LLC	682,300	24,283
		164,195
Metals & Mining - 0.4%
Lynas Rare Earths Ltd. (a)	2,563,465	15,764
MP Materials Corp. (a)(c)	241,600	8,111
		23,875
TOTAL MATERIALS		188,070
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Prologis (REIT), Inc.	570,905	75,679
Welltower, Inc.	451,300	38,965
		114,644
Real Estate Management & Development - 1.0%
CBRE Group, Inc. (a)	536,900	45,969
Doma Holdings, Inc. (a)(b)	673,925	500
WeWork, Inc. (a)(c)	2,822,800	13,465
		59,934
TOTAL REAL ESTATE		174,578
UTILITIES - 0.5%
Electric Utilities - 0.2%
ORSTED A/S (d)	102,500	11,933
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	403,264	15,776
Brookfield Renewable Partners LP	114,500	4,322
		20,098
TOTAL UTILITIES		32,031
TOTAL COMMON STOCKS (Cost $4,661,971)		6,008,629

Convertible Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(e)	153,900	704
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
ASAPP, Inc. Series C (a)(b)(e)	513,013	1,801
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(e)	110,923	5,231
Series C3 (a)(b)(e)	138,654	6,539
Series C4 (a)(b)(e)	37,518	1,769
Series C5 (a)(b)(e)	75,216	3,547
		17,086
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,563)		19,591

Money Market Funds - 1.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.01% (f)	387,868	388
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	62,724,277	62,731
TOTAL MONEY MARKET FUNDS (Cost $63,119)		63,119

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $4,740,653)	6,091,339
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(49,429)
NET ASSETS - 100.0%	6,041,910

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,252,000 or 0.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,945,000 or 0.6% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ASAPP, Inc. Series C	4/30/21	3,384
Doma Holdings, Inc.	3/02/21	6,739
ElevateBio LLC Series C	3/09/21	646
Epic Games, Inc.	3/29/21	4,057
Illuminated Holdings, Inc. Series C2	7/07/20	2,773
Illuminated Holdings, Inc. Series C3	7/07/20	4,160
Illuminated Holdings, Inc. Series C4	1/08/21	1,351
Illuminated Holdings, Inc. Series C5	6/16/21	3,249
Innovid Corp.	6/24/21	3,374

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	150,736	951,790	1,102,138	80	-	-	388	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	8,109	570,160	515,538	382	-	-	62,731	0.2%
Total	158,845	1,521,950	1,617,676	462	-	-	63,119

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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